Basis of presentation (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Alberta Newsprint Company
Basis of Presentation [Line Items]
Proportion of ownership interest in joint operation		50.00%
Cariboo Pulp & Paper Company
Basis of Presentation [Line Items]
Proportion of ownership interest in joint operation	50.00%	100.00%	50.00%